Inventories - Summary of Current Inventories (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials	£ 4	£ 5
Work in progress	2	6
Finished goods	142	224
Inventories	£ 148	£ 235